Property and Equipment (Details 1) (USD $)	Jun. 30, 2012
2013	$ 172,000
2014	155,000
2015	155,000
2016	171,000
Thereafter	1,449,000
Operating Leases, Future Minimum Payments Due	$ 2,273,000